Retirement benefit plan - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Employee Benefits [Abstract]
Employer contributions to plan assets	$ 434	$ 779
Expected remaining working years	9 years 11 months 15 days
Defined contribution plan, employer contribution	$ 199	$ 242